SUPPLEMENT DATED JANUARY 5, 2022

TO THE PROSPECTUS

DATED AUGUST 31, 2021

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Prospectus dated August 31, 2021 and should be read in conjunction with such Prospectus.

Rebranding of Wells Capital Management Inc. (WellsCap), subadviser to Morningstar Municipal Bond Fund, as Allspring Global Investments, LLC (Allspring Global)

I.

Wells Fargo Asset Management Holdings, LLC (WFAM), the parent company to WellsCap, has been sold to a new parent company and rebranded as Allspring Global Investments Holdings, LLC and WellsCap was rebranded Allspring Global (the “Transaction”). There were no other changes to the Fund resulting from the Transaction, and the portfolio management has not changed. However, to reflect the rebranding of WellsCap as Allspring Global, the following revisions are being made to the Prospectus for the Fund:

1.	Each reference to Wells Capital Management, Inc. is hereby removed and replaced with “Allspring Global Investments, LLC.”

2.	Each reference to WellsCap is hereby removed and replaced with “Allspring Global.”

3.	Each reference to Wells Fargo Asset Management Holdings, LLC is hereby removed and replaced with “Allspring Global Investments Holdings, LLC.”

4.	Each reference to WFAM is hereby removed and replaced with “Allspring Holdings.”

5.	The paragraph under the heading “Subadvisers and Portfolio Managers – Morningstar Municipal Bond Fund – Wells Capital Management., Inc. (WellsCap)” is hereby removed and replaced with the following:

Allspring Global Investments, LLC (Allspring Global), 525 Market St., San Francisco, CA 94105, serves as a subadviser to the Fund under a subadvisory agreement (the Allspring Global Subadvisory Agreement) with Morningstar on behalf of the Fund. Allspring Global is incorporated in Delaware and is an SEC registered investment adviser. Allspring Global is a directly and wholly-owned subsidiary of Allspring Global Investments Holdings, LLC. As of March 31, 2021, Allspring Global (then known as Wells Capital Management., Inc.) had approximately $490.5 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Allspring Global’s allocated portion of the Fund’s portfolio:

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 5, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2021

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Statement of Additional Information dated August 31, 2021 and should be read in conjunction with such Statement of Additional Information.

Rebranding of Wells Capital Management Inc. (WellsCap), subadviser to Morningstar Municipal Bond Fund, as Allspring Global Investments, LLC (Allspring Global)

I.

Wells Fargo Asset Management Holdings, LLC (WFAM), the parent company to WellsCap, has been sold to a new parent company and rebranded as Allspring Global Investments Holdings, LLC and WellsCap was rebranded Allspring Global (the “Transaction”). There were no other changes to the Fund resulting from the Transaction, and the portfolio management has not changed. However, to reflect the rebranding of WellsCap as Allspring Global, the following revisions are being made to the Statement of Additional Information for the Fund:

1.	Each reference to Wells Capital Management, Inc. is hereby removed and replaced with “Allspring Global Investments, LLC.”

2.	Each reference to WellsCap is hereby removed and replaced with “Allspring Global.”

3.	Each reference to Wells Fargo Asset Management Holdings, LLC is hereby removed and replaced with “Allspring Global Investments Holdings, LLC.”

4.	Each reference to WFAM is hereby removed and replaced with “Allspring Holdings.”

5.	The second paragraph under the heading “The Funds’ Investment Team – The Subadvisers –Morningstar Municipal Bond Fund” is hereby removed and replaced with the following:

Allspring Global Investments, LLC (Allspring Global) is a subadviser for the Fund pursuant to a Subadvisory Agreement with the adviser and the Trust. Allspring Global is a directly and wholly-owned subsidiary of Allspring Global Investments Holdings, LLC, which is in turn controlled by certain private funds of GTCR and RCP through a series of direct and indirect parents including Allspring Buyer, LLC; Allspring Intermediate II, LLC; Allspring Intermediate I, LLC; Allspring Group Holdings, LLC. For its services as subadviser to its portion of the Fund’s assets, Allspring Global is entitled to receive a fee from the adviser.

Please retain this supplement for future reference.